Intangible Assets - Changes in Goodwill by Business Segment (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		¥ 179,197
Head Office Account and Others [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 179,197	¥ 179,197